Business and Basis of Presentation Revised Condensed Consolidated Statement of Operations (table) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Finance charges	$ 785	$ 399
Finance receivables held for sale originated as held for investment	46	4
Total interest income	831	403
Interest expense	226	158
Interest Income (Expense), Net	605	245
Provision for finance receivable losses	197	80
Interest Income (Expense), after Provision for Loan Loss	408	165
Insurance	114	36
Investment	20	17
Net gain on sale of SpringCastle interests	167	0
Other	2	(1)
Noninterest Income	303	52
Salaries and benefits	214	93
Acquisition-related transaction and integration expenses	33	3
Other operating expenses	167	62
Insurance policy benefits and claims	45	16
Noninterest Expense	459	174
Income before provision for income taxes	252	43
Income Tax Expense (Benefit)	87	8
Net income	165	35
Net income attributable to non-controlling interests	28	33
Net income attributable to OneMain Holdings, Inc.	$ 137	$ 2
Basic (in shares)	134,694,759	115,027,470
Diluted (in shares)	134,907,748	115,432,655
Basic (in dollars per share)	$ 1.02	$ 0.01
Earnings Per Share, Diluted	$ 1.01	$ 0.01
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Finance charges	$ 779	$ 402
Finance receivables held for sale originated as held for investment	47	4
Total interest income	826	406
Interest expense	226	158
Interest Income (Expense), Net	600	248
Provision for finance receivable losses	227	87
Interest Income (Expense), after Provision for Loan Loss	373	161
Insurance	114	36
Investment	20	17
Net gain on sale of SpringCastle interests	229	0
Other	(2)	(2)
Noninterest Income	361	51
Salaries and benefits	214	93
Acquisition-related transaction and integration expenses	33	3
Other operating expenses	167	62
Insurance policy benefits and claims	45	16
Noninterest Expense	459	174
Income before provision for income taxes	275	38
Income Tax Expense (Benefit)	96	7
Net income	179	31
Net income attributable to non-controlling interests	26	31
Net income attributable to OneMain Holdings, Inc.	$ 153	$ 0
Basic (in shares)	134,694,759	115,027,470
Diluted (in shares)	134,907,748	115,027,470
Basic (in dollars per share)	$ 1.14	$ 0.00
Earnings Per Share, Diluted	$ 1.13	$ 0.00